Commitments and Contingencies (Details 3)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Effect of dilution assuming full exercise of each founders option
Number Shares Presently Held	50,000,000	50,000,000
Percentage of Issued Shares Presently Held	100.00%	100.00%
Number Shares Held Assuming Exercise of Founder’s Options	72,805,512	72,805,512
Percentage of Issued Shares Following Exercise of Founder’s Options	100.00%	100.00%
Zhiguo Wang [Member]
Effect of dilution assuming full exercise of each founders option
Number Shares Presently Held	20,103,475	20,103,475
Percentage of Issued Shares Presently Held	40.50%	40.21%
Number Shares Held Assuming Exercise of Founder’s Options	40,206,950	40,206,950
Percentage of Issued Shares Following Exercise of Founder’s Options	55.23%	55.23%
Guifang Qi [Member]
Effect of dilution assuming full exercise of each founders option
Number Shares Presently Held	2,488,737	2,488,737
Percentage of Issued Shares Presently Held	4.98%	4.98%
Number Shares Held Assuming Exercise of Founder’s Options	4,977,474	4,977,474
Percentage of Issued Shares Following Exercise of Founder’s Options	6.84%	6.84%
Xingming Han [Member]
Effect of dilution assuming full exercise of each founders option
Number Shares Presently Held	213,300	213,300
Percentage of Issued Shares Presently Held	0.43%	0.43%
Number Shares Held Assuming Exercise of Founder’s Options	426,600	426,600
Percentage of Issued Shares Following Exercise of Founder’s Options	0.58%	0.58%
All HDS Shareholders as a group (3 persons) [Member]
Effect of dilution assuming full exercise of each founders option
Number Shares Presently Held	22,805,512	22,805,512
Percentage of Issued Shares Presently Held	45.61%	45.61%
Number Shares Held Assuming Exercise of Founder’s Options	45,611,024	45,611,024
Percentage of Issued Shares Following Exercise of Founder’s Options	62.65%	62.65%
All other existing shareholders [Member]
Effect of dilution assuming full exercise of each founders option
Number Shares Presently Held	27,194,488	27,194,488
Percentage of Issued Shares Presently Held	54.39%	54.39%
Number Shares Held Assuming Exercise of Founder’s Options	27,194,488	27,194,488
Percentage of Issued Shares Following Exercise of Founder’s Options	37.35%	37.35%